Leases and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Lease Costs

Lease costs were as follows:

Year Ended December 31, 2020
Operating lease cost (i)	$2,446,705
Total lease cost	$2,446,705
Short-term lease costs	$63,691

(i) Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2020 were $63,691.

Supplemental Cash Flow Information Related to Operating Leases.

Supplemental cash flow information related to operating leases for the year ended December 31, 2020 is as follows:

December 31, 2020
Operating cash payment for operating leases	$835,956
Weighted average remaining lease term on operating leases	1.38 years
Weighted average discount rate on operating leases	4.99%

Schedule of Future Minimum Payments under Non-cancelable Operating Leases

Future operating leases payments were as follows:

Year ending
2021	$1,287,585
2022	531,839
2023	97,378
2024	—
Total lease payments	1,916,803
Less: interest	(121,665)
Present value of lease payments	$1,795,138